UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22467

Kayne Anderson Midstream/Energy Fund, Inc.

(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor

Houston, Texas 77002

(Address of principal executive offices) (Zip code)

David Shladovsky, Esq.

KA Fund Advisors, LLC

811 Main Street, 14th Floor

Houston, Texas 77002

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 493-2020

Date of fiscal year end: November 30, 2014

Date of reporting period: August 31, 2014

Item 1:	Schedule of Investments.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 141.1%
Equity Investments(1) — 131.4%
United States — 122.2%
Midstream MLP(2)(3) — 54.7%
Access Midstream Partners, L.P.	87	$5,618
Arc Logistics Partners LP	82	2,139
Atlas Pipeline Partners, L.P.	65	2,400
Buckeye Partners, L.P.	135	10,661
Compressco Partners, L.P.	43	1,163
Crestwood Midstream Partners LP	1,190	27,791
DCP Midstream Partners, LP(4)	354	20,003
El Paso Pipeline Partners, L.P.(5)	231	9,596
Enable Midstream Partners, LP	47	1,199
Energy Transfer Equity, L.P.	88	5,313
Enbridge Energy Management, L.L.C.(6)(7)	2,696	96,558
Energy Transfer Partners, L.P.(4)(8)	418	23,986
EnLink Midstream Partners, LP	498	15,426
Enterprise Products Partners L.P.(4)(8)	407	16,536
Exterran Partners, L.P.	297	8,607
Global Partners LP	266	11,467
Holly Energy Partners, L.P.	144	5,211
Kinder Morgan Management, LLC(4)(5)(6)(7)	1,286	125,690
MarkWest Energy Partners, L.P.(4)(9)	309	24,607
Martin Midstream Partners L.P.	46	1,807
Midcoast Energy Partners, L.P.	128	2,873
Niska Gas Storage Partners LLC	76	1,101
ONEOK Partners, L.P.	431	25,594
Plains All American Pipeline, L.P.(9)	459	27,502
QEP Midstream Partners, LP	37	962
Regency Energy Partners LP	1,338	44,100
Sprague Resources LP	26	669
Summit Midstream Partners, LP	79	4,362
Targa Resources Partners LP	89	6,622
USA Compression Partners, LP	31	816
Western Gas Partners, LP	76	5,893
Williams Partners L.P.	475	25,173

		561,445

Midstream Company(2) — 51.0%
Capital Product Partners L.P.(10)	1,298	14,196
Capital Products Partners L.P. — Class B Units(10)(11)(12)	606	6,630
CenterPoint Energy, Inc.	599	14,867
Dynagas LNG Partners LP(10)	1,134	27,432
Golar LNG Partners LP(10)	1,276	48,586
Höegh LNG Partners LP(10)(13)	151	3,901
Kinder Morgan, Inc.(5)	1,336	53,792
KNOT Offshore Partners LP(10)	757	21,222
National Fuel Gas Company(4)	195	14,913
NiSource Inc.(4)	301	11,937

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	No. of Shares/Units	Value
Midstream Company(2) (continued)
Nordic American Offshore Ltd.	65	$1,265
ONEOK, Inc.(4)	962	67,548
Plains GP Holdings, L.P.(9)(10)	411	12,696
Plains GP Holdings, L.P.— Unregistered(9)(10)(11)(14)	1,836	54,913
Spectra Energy Corp.	505	21,051
Teekay Corporation(4)	45	2,759
Teekay Offshore Partners L.P.(10)	419	14,775
Teekay Offshore Partners L.P. — Series A Preferred Units(10)	300	7,623
VTTI Energy Partners LP(10)(13)	318	8,700
The Williams Companies, Inc.	1,943	115,482

		524,288

Other Energy Company — 13.0%
Abengoa Yield plc(13)	239	9,566
CONSOL Energy Inc.	301	12,141
Dominion Resources, Inc. — 6.375% Series A Preferred Shares(13)	13	635
Enduro Royalty Trust	320	4,211
HollyFrontier Corporation(4)	125	6,259
LinnCo, LLC(10)	326	10,253
Marathon Petroleum Corporation(4)	155	14,125
NRG Yield, Inc.(4)	41	2,219
Pacific Coast Oil Trust	376	4,429
Phillips 66(4)	228	19,849
Seadrill Limited	278	10,348
Seadrill Partners LLC(10)	405	13,974
Tesoro Corporation(4)	57	3,671
The Southern Company	105	4,640
Transocean Ltd.	185	7,143
Transocean Partners LLC(10)(13)	115	3,290
Valero Energy Corporation(4)	109	5,901
VOC Energy Trust	58	876

		133,530

Other MLP(3) — 2.1%
Alliance Holdings GP, L.P.	14	1,020
AmeriGas Partners, L.P.	111	5,150
BreitBurn Energy Partners L.P.	119	2,730
Foresight Energy LP	285	5,406
LRR Energy LP	22	418
Northern Tier Energy LP	69	1,814
Suncoke Energy Partners, L.P.	177	5,352

		21,890

Other — 1.4%
Navios Maritime Holdings Inc. — 8.625% Series H Preferred Shares(13)	132	3,234
Seaspan Corporation — 7.95% Series D Preferred Shares	200	5,394
Seaspan Corporation — 8.25% Series E Preferred Shares	200	5,294

		13,922

Total United States (Cost — $817,314)		1,255,075

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description			No. of Shares/Units	Value
Canada — 9.2%
Midstream Company(2) — 7.2%
AltaGas Ltd.			374	$18,105
Enbridge Inc.			498	24,840
Gibson Energy Inc.(8)			112	3,739
Inter Pipeline Ltd.			199	6,650
Keyera Corp.(4)			77	6,792
Pembina Pipeline Corporation			206	9,474
TransCanada Corporation			82	4,415

				74,015

Other Energy Company — 2.0%
ARC Resources Ltd.(8)			161	4,642
Baytex Energy Corp.			140	6,271
Bonavista Energy Corporation			153	2,082
Bonterra Energy Corp.			31	1,859
Crescent Point Energy Corp.(8)			127	5,244
Pengrowth Energy Corporation			47	302

				20,400

Total Canada (Cost — $75,729)				94,415

Total Equity Investments (Cost — $893,043)				1,349,490

	Interest Rate	Maturity Date	Principal Amount	Value
Debt Instruments — 9.7%
Upstream — 8.6%
American Eagle Energy Corporation	11.000%	9/1/19	$4,800	4,806
BlackBrush Oil & Gas, L.P.	(15)	7/30/21	12,700	12,668
Chief Oil & Gas LLC	(16)	8/8/21	4,000	4,033
CrownRock, L.P.	7.125	4/15/21	2,500	2,594
Goodrich Petroleum Corporation	8.875	3/15/19	6,950	7,332
Halcón Resources Corporation	9.750	7/15/20	10,500	11,366
Jonah Energy LLC	(17)	5/29/21	3,000	3,015
Midstates Petroleum Company, Inc.	10.750	10/1/20	3,500	3,889
Midstates Petroleum Company, Inc.	9.250	6/1/21	6,750	7,341
Parsley Energy, Inc.	7.500	2/15/22	6,025	6,417
Resolute Energy Corporation	8.500	5/1/20	3,775	3,907
RKI Exploration & Production, LLC	8.500	8/1/21	12,500	13,500
Triangle USA Petroleum Corporation	6.750	7/15/22	800	822
Vantage Energy, LLC	(18)	12/31/18	6,469	6,525

				88,215

Other Energy Company — 0.6%
Arch Coal, Inc.	7.250	6/15/21	9,500	6,341

Other — 0.5%
Navios Maritime Holdings, Inc.	7.375	1/15/22	5,000	5,188

Total Debt Investments (Cost — $98,190)				99,744

Total Long-Term Investments (Cost — $991,233)				1,449,234

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

Description	Strike Price	Expiration Date	No. of Contracts	Value
Liabilities
Call Option Contracts Written(19)
United States
Midstream MLP
DCP Midstream Partners, LP	$55.00	10/17/14	450	$(89)
Energy Transfer Partners, L.P.	57.50	9/19/14	450	(34)
Enterprise Products Partners L.P.	38.75	9/19/14	900	(176)
Kinder Morgan Management, LLC	100.00	9/19/14	450	(27)
Kinder Morgan Management, LLC	100.00	10/17/14	450	(56)
Kinder Morgan Management, LLC	80.00	9/19/14	700	(1,211)
MarkWest Energy Partners, L.P.	77.50	9/19/14	450	(128)

				(1,721)

Midstream Company
National Fuel Gas Company	75.00	9/19/14	350	(67)
NiSource Inc.	39.00	9/19/14	900	(89)
NiSource Inc.	40.00	10/17/14	450	(36)
ONEOK, Inc.	67.50	9/19/14	900	(252)
ONEOK, Inc.	70.00	10/17/14	450	(81)
Teekay Corporation	62.50	10/17/14	200	(30)

				(555)

Other Energy Company
HollyFrontier Corporation	48.50	9/19/14	450	(90)
HollyFrontier Corporation	49.50	10/17/14	800	(160)
Marathon Petroleum Corporation	85.00	9/19/14	200	(124)
Marathon Petroleum Corporation	87.50	9/19/14	130	(53)
Marathon Petroleum Corporation	90.00	9/19/14	980	(245)
Marathon Petroleum Corporation	92.50	9/19/14	200	(26)
NRG Yield, Inc.	55.00	9/19/14	250	(22)
Phillips 66	85.00	9/19/14	375	(96)
Phillips 66	86.00	9/19/14	650	(123)
Phillips 66	90.00	10/17/14	500	(48)
Tesoro Corporation	62.50	9/19/14	125	(36)
Tesoro Corporation	65.00	9/19/14	400	(57)
Tesoro Corporation	67.00	9/19/14	42	(3)
Valero Energy Corporation	52.50	9/19/14	440	(98)
Valero Energy Corporation	55.00	9/19/14	500	(42)

				(1,223)

Total United States (Premium Received — $1,518)				(3,499)

Canada
Midstream Company
Keyera Corp. (Premiums Received — $26)	98.00	10/17/14	250	(24)

Total Call Option Contracts Written (Premiums Received — $1,544)				(3,523)

Debt				(304,000)
Mandatory Redeemable Preferred Stock at Liquidation Value				(105,000)
Other Liabilities				(21,220)

Total Liabilities				(433,743)
Other Assets				11,818

Total Liabilities in Excess of Other Assets				(421,925)

Net Assets Applicable to Common Stockholders				$1,027,309

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

SCHEDULE OF INVESTMENTS

AUGUST 31, 2014

(amounts in 000’s, except number of option contracts)

(UNAUDITED)

(1)	Unless otherwise noted, equity investments are common units/common shares.

(2)	Securities are categorized as “Midstream” if they (i) derive at least 50% of their revenues or operating income from operating Midstream Assets or (ii) have Midstream Assets that represent the majority of their assets.

(3)	Unless otherwise noted, securities are treated as a publicly-traded partnership for regulated investment company (“RIC”) qualification purposes. To qualify as a RIC for tax purposes, the Fund may directly invest up to 25% of its total assets in equity and debt securities of entities treated as publicly-traded partnerships. The Fund had 24.7% of its total assets invested in publicly-traded partnerships at August 31, 2014. It is the Fund’s intention to be treated as a RIC for tax purposes.

(4)	Security or a portion thereof is segregated as collateral on option contracts written.

(5)	On August 10, 2014, Kinder Morgan, Inc. announced that it will acquire all of the outstanding equity securities of Kinder Morgan Management, LLC, Kinder Morgan Energy Partners, L.P. and El Paso Pipeline Partners, L.P. As of August 31, 2014, the Fund did not hold any securities of Kinder Morgan Energy Partners, L.P.

(6)	Dividends are paid-in-kind.

(7)	Security is not treated as a publicly-traded partnership for RIC qualification purposes.

(8)	In lieu of cash distributions, the Fund has elected to receive distributions in additional units/stock through the issuer’s dividend reinvestment program.

(9)	The Fund believes that it is an affiliate of MarkWest Energy Partners, L.P., Plains All American Pipeline, L.P. and Plains GP Holdings, L.P. (“Plains GP”).

(10)	This company is structured like an MLP, but is not treated as a publicly-traded partnership for RIC qualification purposes.

(11)	Fair valued security, restricted from public sale.

(12)	Class B Units are convertible on a one-for-one basis into common units of Capital Product Partners L.P. (“CPLP”) and are senior to the common units in terms of liquidation preference and priority of distributions. The Class B Units pay quarterly cash distributions of $0.21375 per unit and are convertible at any time at the option of the holder. If CPLP increases the quarterly cash distribution per common unit, the distribution per Class B Unit will increase by an equal amount. If CPLP does not redeem the Class B Units by May 2022, then the distribution increases by 25% per quarter to a maximum of $0.33345 per unit. CPLP may require that the Class B Units convert into common units after May 2015 if the common unit price exceeds $11.70 per unit, and the Class B Units are callable after May 2017 at a price of $9.27 per unit and after May 2019 at $9.00 per unit.

(13)	Security is not currently paying cash distributions but is expected to pay cash distributions within the next 12 months.

(14)	The Fund holds an interest in Plains AAP, L.P. (“PAA GP”), which controls the general partner of Plains All American, L.P. The Fund’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Fund’s option.

(15)	Floating rate first lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor or alternative base rate + 550 basis points (8.75% as of August 31, 2014).

(16)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.50% as of August 31, 2014).

(17)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 650 basis points with a 1.00% LIBOR floor (7.50% as of August 31, 2014).

(18)	Floating rate second lien secured term loan. Security pays interest at a rate of LIBOR + 750 basis points with a 1.00% LIBOR floor (8.50% as of August 31, 2014).

(19)	Security is non-income producing.

From time to time, certain of the Fund’s investments may be restricted as to resale. For instance, private investments that are not registered under the Securities Act of 1933, as amended (the “Securities Act”), cannot be offered for public sale in a non-exempt transaction without first being registered. In other cases, certain of the Fund’s investments have restrictions such as lock-up agreements that preclude the Fund from offering these securities for public sale.

At August 31, 2014, the Fund held the following restricted investments:

Investment	Acquisition Date	Type of Restriction	Number of Units, Principal ($) (in 000s)	Cost Basis (GAAP)	Fair Value	Fair Value Per Unit	Percent of Net Assets	Percent of Total Assets
Level 2 Investments(1)
Senior Notes and Secured Term Loans
American Eagle Energy Corporation	8/13/14	(2)	$4,800	$4,755	$4,806	n/a	0.5%	0.3%
BlackBrush Oil & Gas, L.P.	7/21/14	(3)	12,700	12,605	12,668	n/a	1.2	0.9
Chief Oil & Gas LLC	5/12/14	(3)	4,000	3,960	4,033	n/a	0.4	0.3
CrownRock, L.P.	(4)	(3)	2,500	2,500	2,594	n/a	0.3	0.2
Jonah Energy LLC	5/8/14	(3)	3,000	2,956	3,015	n/a	0.3	0.2
Navios Maritime Holdings, Inc.	(4)	(2)	5,000	5,186	5,188	n/a	0.5	0.4
Parsley Energy, Inc.	(4)	(2)	6,025	6,145	6,417	n/a	0.6	0.4
RKI Exploration & Production, LLC	7/15/13	(3)	12,500	12,685	13,500	n/a	1.3	0.9
Triangle USA Petroleum Corporation	7/15/14	(3)	800	800	822	n/a	0.1	0.1
Vantage Energy, LLC	12/19/13	(3)	6,469	6,421	6,525	n/a	0.6	0.4

Total				$58,013	$59,568		5.8%	4.1%

Level 3 Investments(5)
Capital Products Partners L.P.
Class B Units	(4)	(2)	606	$4,341	$6,630	$10.94	0.6%	0.4%
Plains GP Holdings, L.P.
Common Units	(4)	(6)	1,836	6,481	54,913	29.90	5.4	3.8

Total				$10,822	$61,543		6.0%	4.2%

Total of all restricted securities				$68,835	$121,111		11.8%	8.3%

(1)	These securities have a fair market value determined by the mean of the bid and ask prices provided by an agent or a syndicate bank, a principal market maker or an independent pricing service. These securities have limited trading volume and are not listed on a national exchange.

(2)	Unregistered or restricted security of a publicly-traded company.

(3)	Unregistered security of a private company.

(4)	Security was acquired at various dates during the nine months ended August 31, 2014 and/or in prior fiscal years.

(5)	Securities are valued using inputs reflecting the Fund’s own assumptions.

(6)	The Fund holds an interest in PAA GP, which controls the general partner of Plains All American, L.P. The Fund’s ownership of PAA GP is exchangeable into shares of Plains GP (which trades on the NYSE under the ticker “PAGP”) on a one-for-one basis at the Fund’s option. The Fund agreed to a 15-month lock-up on any Plains GP shares it receives in exchange for its ownership in PAA GP (lock-up expires in January 2015).

At August 31, 2014, the cost basis of investments for federal income tax purposes was $1,005,859. At August 31, 2014, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$451,669
Gross unrealized depreciation	(8,294)

Net unrealized appreciation	$443,375

The identified cost basis of federal tax purposes is estimated based on information available from the Fund’s portfolio companies. In some cases, this information is very limited. Accordingly, the actual cost basis may prove higher or lower than the estimated cost basis included above.

As required by the Fair Value Measurement and Disclosures of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC 820”), the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 — Valuations based on quoted unadjusted prices for identical instruments in active markets traded on a national exchange to which the Fund has access at the date of measurement.

•

Level 2 — Valuations based on quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the Fund’s assets and liabilities measured at fair value on a recurring basis at August 31, 2014, and the Fund presents these assets and liabilities by security type and description on its Schedule of Investments. Note that the valuation levels below are not necessarily an indication of the risk or liquidity associated with the underlying investment.

	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Assets at Fair Value
Equity investments	$1,349,490	$1,287,947	$—	$61,543
Debt investments	99,744	—	99,744	—

Total assets at fair value	$1,449,234	$1,287,947	$99,744	$61,543

Liabilities at Fair Value
Call option contracts written	$3,523	$—	$3,523	$—

For the nine months ended August 31, 2014, there were no transfers between Level 1 and Level 2.

The following table presents the Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the nine months ended August 31, 2014.

Equity Investments
Balance — November 30, 2013	$45,096
Purchases	—
Issuances	—
Transfers out to Level 1 and 2	—
Realized gains (losses)	—
Unrealized gains, net	16,447

Balance — August 31, 2014	$61,543

The $16,447 of unrealized gains presented in the table above for the nine months ended August 31, 2014 relate to investments that were still held at August 31, 2014.

As required by the Derivatives and Hedging Topic of the FASB Accounting Standards Codification (ASC 815), the following are the derivative instruments and hedging activities of the Fund.

The following table sets forth the fair value of the Fund’s derivative instruments.

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value as of August 31, 2014
Call options written	Call option contracts written	$(3,523)

The following table sets forth the effect of the Fund’s derivative instruments.

		For the Nine Months Ended August 31, 2014
Derivatives Not Accounted for as Hedging Instruments	Location of Gains/(Losses) on Derivatives Recognized in Income	Net Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Unrealized Gains/(Losses) on Derivatives Recognized in Income
Call options written	Options	$2,217	$(1,792)
Interest rate swap contracts	Interest rate swap contracts	(431)	—

		$1,786	$(1,792)

The Fund’s investments are concentrated in the energy sector. The focus of the Fund’s portfolio within the energy sector may present more risks than if the Fund’s portfolio were broadly diversified across numerous sectors of the economy. A downturn in the energy sector would have a larger impact on the Fund than on an investment company that does not concentrate in energy. The performance of securities in the energy sector may lag the performance of other industries or the broader market as a whole. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence. At August 31, 2014, the Fund had the following investment concentrations.

Category	Percent of Long-Term Investments
Securities of energy companies	98.7%
Equity securities	93.1%
Debt securities	6.9%
Securities of MLPs(1)	40.3%
Largest single issuer	8.7%
Restricted securities	8.4%

(1)	Securities of MLPs consist of entities that are structured as limited partnerships and limited liability companies that are publicly traded and are treated as partnerships for federal income tax purposes, and their affiliates.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on form N-CSR on July 30, 2014 with a file number 811-22467.

Other information regarding the Fund is available in the Fund’s most recent annual report. This information is also available on the Fund’s website at www.kaynefunds.com; or on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:	Controls and Procedures.

(a)  As of a date within 90 days of the filing date of this report, the principal executive officer and the principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits.

The certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

KAYNE ANDERSON MIDSTREAM/ENERGY FUND, INC.

/S/ KEVIN S. MCCARTHY
Name:	Kevin S. McCarthy
Title:	Chairman of the Board of Directors, President and Chief Executive Officer
Date:	October 30, 2014

/S/ TERRY A. HART
Name:	Terry A. Hart
Title:	Chief Financial Officer and Treasurer
Date:	October 30, 2014